Accounting for Derivative Instruments and Hedging Activities (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended				12 Months Ended		6 Months Ended	12 Months Ended		0 Months Ended	6 Months Ended		6 Months Ended						3 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended									3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended
	Feb. 15, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 03, 2011 Contracts	Jun. 03, 2011 interest_rate_swap	Dec. 31, 2011 Cash Flow Hedging	Dec. 31, 2011 Interest Rate Swap interest_rate_swap	Jun. 30, 2012 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Cash Flow Hedging	Feb. 10, 2012 PUGET ENERGY	Jun. 30, 2012 PUGET ENERGY	Mar. 31, 2012 PUGET ENERGY	Jun. 30, 2012 PUGET ENERGY Interest Rate Swap Contracts	Jun. 30, 2012 External Credit Rating, Investment Grade Electric Portfolio	Dec. 31, 2011 External Credit Rating, Investment Grade Electric Portfolio	Jun. 30, 2012 External Credit Rating, Non Investment Grade Electric Portfolio	Dec. 31, 2011 External Credit Rating, Non Investment Grade Electric Portfolio	Jun. 15, 2012 Senior Notes [Member] PUGET ENERGY	Jun. 30, 2012 Line of Credit PUGET ENERGY	Feb. 05, 2009 Not Designated as Hedging Instrument	Dec. 31, 2009 Not Designated as Hedging Instrument	Dec. 31, 2011 Not Designated as Hedging Instrument	Dec. 31, 2010 Not Designated as Hedging Instrument	Jun. 30, 2012 Not Designated as Hedging Instrument Natural Gas Derivatives MMBTU	Dec. 31, 2011 Not Designated as Hedging Instrument Natural Gas Derivatives MMBTU		Jun. 30, 2012 Not Designated as Hedging Instrument Electric Generation Fuel MMBTU	Dec. 31, 2011 Not Designated as Hedging Instrument Electric Generation Fuel MMBTU	Jun. 30, 2012 Not Designated as Hedging Instrument Purchased Electricity MWh	Dec. 31, 2011 Not Designated as Hedging Instrument Purchased Electricity MWh	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Dec. 31, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Dec. 31, 2010 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Dec. 31, 2009 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Interest Rate Swap
Derivative [Line Items]
Line of Credit Facility, Term															5 years
Derivative, Notional Amount																																															$ 450,000,000
Amount of losses reclassified from accumulated OCI into income										18,400,000				2,200,000
Number of interest rate derivatives held								2	3		4							2
Notional amount of interest rate swaps						1,277,000,000
Variable rate debt balance						843,000,000
Notional amount of swap instrument settled	277,000,000														550,000,000
(Gain) loss related to interest rate swaps		(64,076,000)	(16,995,000)	(59,350,000)	(50,113,000)	11,494,000	54,095,000				21,200,000														3,987,000	27,168,000	262,869,000	230,591,000								(17,329,000)	18,318,000	61,212,000	67,820,000	219,199,000	304,353,000	126,022,000	(4,356,000)	61,802,000	79,762,000	96,844,000
Expected losses reclassified to OCI related to cash flow hedges within twelve months						14,000,000						8,300,000	12,900,000			6,100,000
Percentage of derivatives with credit risk exposure																			99.90%	99.90%	0.10%	0.10%
Debt Instrument, Face Amount																							450,000,000
Term of debt instrument (in years)																							10 years
Debt Instrument, Decrease, Repayments																								425,000,000
Outstanding amount for line of credit																	859,000,000							434,000,000
Derivative Instruments, Loss Recognized in Other Comprehensive Income (Loss), Effective Portion																7,900,000
Derivative Instruments, Gain (Loss) Recognized in Income, Net																		(20,200,000)
Notional amount of interest rate swaps						$ 1,280,000,000										$ 450,000,000
Nonmonetary notional amount of derivatives																													508,805,338	486,950,216	[1]	137,635,000	140,557,000	11,629,550	12,264,650

[1]	Unrealized gains (losses) on gas derivatives are offset by a regulatory asset or liability in accordance with ASC 980 due to the PGA mechanism.